UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable             Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 –	Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Services & Supplies — 1.6%
Massachusetts Institute of Technology, 3.89%, 7/01/16	$8,460	$7,967,712
Wesleyan University, 4.78%, 7/01/16	11,000	11,308,924
Worcester Polytechnic Institute, Series 2016, 4.34%, 9/01/56	2,500	2,451,075

		21,727,711
Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 3/15/57 (a)	2,500	3,279,450
Health Care Providers & Services — 2.4%
New York and Presbyterian Hospital, 3.56%, 8/01/36	2,500	2,542,333
Northwell Healthcare, Inc., 3.98%, 11/01/46	5,994	5,865,656
Ochsner Clinic Foundation, 5.90%, 5/15/45	5,000	6,256,575
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	4,820	4,732,252
RWJ Barnabas Health, Inc., 3.95%, 7/01/46 (b)	13,213	13,052,700

		32,449,516
Total Corporate Bonds — 4.2%		57,456,677

Municipal Bonds
Arizona — 2.3%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (c)	25,000	30,881,750
California — 34.1%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	19,605,111
Series S-1, 7.04%, 4/01/50	9,170	14,043,305
Series S-3, 6.91%, 10/01/50 (c)	14,000	21,377,300
City of San Francisco Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (c)	21,255	27,371,126
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41 (c)	10,000	11,581,700

Municipal Bonds	Par (000)	Value
California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (c)	$11,000	$15,876,850
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	7,064,500
County of Sonoma California, Refunding RB, Pension Obligation, Series A, 6.00%, 12/01/29	14,345	17,325,891
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (c)	10,000	14,841,900
Los Angeles Department of Water & Power, RB, Build America Bonds (c):
6.17%, 7/01/40	37,500	42,795,750
7.00%, 7/01/41	17,225	19,834,243
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (c)	12,000	14,092,920
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	8,822,250
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (c)	20,000	22,845,400
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40 (c)	11,000	12,645,160
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 7/01/43	4,000	4,519,320
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	36,902,160
State of California, GO, Build America Bonds, Various Purposes (c):
7.30%, 10/01/39	9,220	13,611,117
7.55%, 4/01/39	9,035	13,987,626
7.63%, 3/01/40	8,950	13,764,474
7.60%, 11/01/40	15,000	23,631,150

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
California (continued)
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (c)	$18,145	$27,307,136
University of California, RB, Build America Bonds (c):
5.95%, 5/15/45	24,000	31,124,160
6.30%, 5/15/50	27,010	32,088,960

		467,059,509
Colorado — 3.3%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37 (c)	6,000	8,367,060
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40 (c)	23,000	31,589,810
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 3/15/31	5,000	5,879,650

		45,836,520
Connecticut — 1.1%
Town of Stratford Connecticut, GO, Pension Funding, 6.00%, 8/15/38	12,000	15,272,160
District of Columbia — 3.5%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds, Series D:
7.46%, 10/01/46	11,500	17,226,425
8.00%, 10/01/47	10,750	14,315,667
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	17,111,700

		48,653,792
Florida — 5.0%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35 (c)	23,000	25,929,280
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, 2.60%, 10/01/25	9,670	9,489,364
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	12,250	14,062,020

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	$1,500	$1,709,070
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,919,475
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (a)	13,500	14,730,795

		68,840,004
Georgia — 5.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	34,149,695
6.66%, 4/01/57	20,665	26,759,935
7.06%, 4/01/57	10,000	11,983,100

		72,892,730
Hawaii — 2.5%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40 (c)	30,500	34,339,035
Illinois — 18.4%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	19,536,538
Pension Funding, Series A, 6.90%, 12/01/40 (c)	4,075	5,257,850
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,322,323
City of Chicago Illinois, GO, Build America Bonds:
Series B, 7.52%, 1/01/40	10,000	10,822,100
Recovery Zone, Series D, 6.26%, 1/01/40	13,900	13,169,555
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (c)	30,110	33,629,257
6.40%, 1/01/40	1,500	2,078,040
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (c)	36,000	46,255,320

2	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	$15,250	$19,972,925
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34	10,000	12,328,700
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,787,600
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35 (c)	15,000	19,281,900
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,668,200
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	4,000	4,269,640
6.73%, 4/01/35	6,320	6,802,785
7.35%, 7/01/35	35,855	40,485,315

		252,668,048
Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,771,334
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42 (c)	10,000	12,406,200

		23,177,534
Kentucky — 0.8%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (a)	9,400	10,637,284
Maryland — 0.4%
County of Baltimore Maryland, GO, Taxable, 3.30%, 7/01/46	5,000	4,926,150
Maryland Community Development Administration, RB, Residential Housing, Series I, 6.50%, 3/01/43	605	611,722

		5,537,872
Massachusetts — 2.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 6/01/40	5,000	6,705,300

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Emmanuel College Issue, Series B, 3.98%, 10/01/30	$16,050	$15,969,750
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (c)	4,040	4,414,912

		27,089,962
Michigan — 1.7%
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,835,950
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	16,830	16,184,570

		23,020,520
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,880,480
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,887,750

		16,768,230
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 1/01/40	5,000	6,454,200
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	15,214,210
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41 (c)	7,000	9,646,630

		24,860,840
Nevada — 1.2%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	2,500	2,596,575

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Nevada (continued)
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42 (c)	$10,000	$11,266,600
Series C, 6.82%, 7/01/45	2,000	2,997,740

		16,860,915
New Jersey — 13.5%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,754,150
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	12,000	13,036,080
Series A (NPFGC), 7.43%, 2/15/29 (c)	20,974	26,115,147
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	15,125,675
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	50,067,720
Series F, 7.41%, 1/01/40	6,790	10,306,609
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,277,070
Series C, 5.75%, 12/15/28	4,500	4,991,490
Series C, 6.10%, 12/15/28 (c)	42,500	46,953,150
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,605,976

		185,233,067
New York — 16.7%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31 (c)	15,000	17,071,950
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,194,915

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (c)	$25,000	$27,979,750
Series CC, 6.28%, 6/15/42 (c)	20,000	23,251,400
Series EE, 6.49%, 6/15/42	2,000	2,310,300
Series GG, 6.12%, 6/15/42	2,445	2,802,850
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38 (c)	19,000	24,244,950
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,589,634
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	9,238	9,185,961
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	3,081,271
Series C, 7.34%, 11/15/39	13,245	20,351,870
Series C-1, 6.69%, 11/15/40	13,000	18,032,690
Port Authority of New York & New Jersey, ARB, Consolidated:
160th Series, 5.65%, 11/01/40	2,750	3,518,818
192nd Series, 4.81%, 10/15/65	14,825	17,123,764
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 174th Series, 4.46%, 10/01/62	6,140	6,706,476
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (c)	15,000	19,302,300
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	10,300	10,601,172

		229,350,071
Ohio — 6.2%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	14,844,300

4	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (c)	$30,575	$39,833,110
County of Hamilton Ohio Sewer System Revenue, RB, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,998,200
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (c)	10,055	11,400,862
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	11,509,455

		85,585,927
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 1/01/45	3,500	4,394,040
Pennsylvania — 3.0%
Commonwealth Financing Authority, RB, Series A, 4.14%, 6/01/38	12,400	12,472,540
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	23,050	28,572,088

		41,044,628
South Carolina — 1.2%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	11,290	15,878,933
Tennessee — 3.5%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	35,105	48,490,888
Texas — 9.9%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	11,026,200
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 7/01/45	7,500	7,899,000

Municipal Bonds	Par (000)	Value
Texas (continued)
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 2/01/41	$19,000	$21,222,430
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 2/01/37 (c)	35,000	40,005,350
County of Bexar Texas Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (c)	18,000	19,694,520
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,599,220
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,155,025
Katy Texas ISD, GO, Build America Bonds, School Building, Series D, 6.35%, 2/15/41 (c)	5,000	5,664,700
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,298,500

		135,564,945
Utah — 3.4%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,488,580
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	26,405	32,639,749

		46,128,329
Virginia — 1.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	30,165	25,364,240
Washington — 2.0%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,655,150
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	21,286,615

		26,941,765

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
West Virginia — 2.3%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	$33,550	$31,699,718
Wisconsin — 0.4%
State of Wisconsin, Refunding RB, Series B, 3.29%, 5/01/37	4,975	4,868,784
Total Municipal Bonds — 151.1%		2,071,396,240
Total Long-Term Investments (Cost — $1,800,932,801) — 155.3%		2,128,852,917

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (d)(e)	3,648,186	3,648,186

Value
Total Short-Term Securities (Cost — $3,648,186) — 0.3%	$3,648,186
Total Investments (Cost — $1,804,580,987*) — 155.6%	2,132,501,103
Liabilities in Excess of Other Assets — (55.6)%	(761,659,462)

Net Assets — 100.0%	$1,370,841,641

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,804,591,939

Gross unrealized appreciation	$332,557,500
Gross unrealized depreciation	(4,648,336)

Net unrealized appreciation	$327,909,164

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,648,186	3,648,186	$3,648,186	$6,312
BlackRock Liquidity Funds, TempFund, Institutional Class	10,067,354	(10,067,354)	—	—	5,515
Total				$3,648,186	$11,827

(e)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Barclays Capital, Inc.	0.70%	12/17/15	Open	$20,900,000	$21,029,638	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	5,212,500	5,244,832	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	8,006,250	8,055,911	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	12,887,500	12,967,438	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	23,431,250	23,576,589	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	16,340,625	16,441,982	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	9,925,000	9,987,886	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.70%	12/17/15	Open	27,428,175	27,601,963	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.75%	12/17/15	Open	26,875,000	27,053,607	Municipal Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	9,740,781	9,809,832	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	4,222,000	4,251,929	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	12/17/15	Open	35,472,000	35,725,034	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.85%	12/17/15	Open	29,386,000	29,595,620	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	16,537,500	16,662,059	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	15,037,500	15,150,762	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	11,687,500	11,775,529	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	38,812,500	39,104,834	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	20,175,000	20,326,957	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	23,380,500	23,556,601	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	26,400,000	26,598,843	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	22,015,000	22,180,816	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	12,960,000	13,059,180	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	7,110,000	7,163,552	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	12,900,000	12,997,162	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	12,039,138	12,129,816	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	36,225,000	36,497,845	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	11,948,250	12,038,456	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	12/17/15	Open	10,375,000	10,454,527	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	1/27/16	Open	29,445,000	29,638,969	Municipal Bonds	Open/Demand

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Barclays Capital, Inc.	0.70%	1/29/16	Open	$13,282,500	$13,354,041	Municipal Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	4/14/16	Open	15,883,000	15,953,591	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	5/23/16	Open	23,080,800	23,167,994	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	5/31/16	Open	11,250,000	11,290,906	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/02/16	Open	26,534,121	26,626,843	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/02/16	Open	22,014,765	22,091,694	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/02/16	Open	10,949,975	10,988,239	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/02/16	Open	30,702,506	30,809,794	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/02/16	Open	29,540,992	29,644,222	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/16/16	Open	12,834,190	12,876,008	Municipal Bonds	Open/Demand
MUFG Securities Americas, Inc.	0.85%	6/28/16	Open	22,815,879	22,883,756	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	7/01/16	Open	3,959,200	3,970,698	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	9/28/16	Open	20,475,000	20,494,167	Municipal Bonds	Open/Demand
Total				$780,197,897	$784,830,122

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(650)	5-Year U.S. Treasury Note	December 2016	$78,517,969	$454,626
(601)	10-Year U.S. Treasury Note	December 2016	$77,904,625	955,607
(809)	Long U.S. Treasury Bond	December 2016	$131,639,469	4,299,618
(320)	Ultra U.S. Treasury Bond	December 2016	$56,300,000	3,076,083
Total				$8,785,934

8	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016	9

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$2,128,852,917	—	$2,128,852,917
Short-Term Securities	3,648,186	—	—	3,648,186

Total	$3,648,186	$2,128,852,917	—	$2,132,501,103

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$8,785,934	—	—	$8,785,934

[1]    See above Schedule of Investments for values in each state or political sub-division.

[2]    Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Taxable Municipal Bond Trust (BBN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Futures contracts	$5,938,950	—	—	$5,938,950
Reverse repurchase agreements	301,000	—	—	301,000
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(8,095,000)	—	(8,095,000)
Reverse repurchase agreements	—	(784,830,122)	—	(784,830,122)

Total	$6,239,950	$(792,925,122)	—	$(786,685,172)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2016	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Taxable Municipal Bond Trust

Date:	December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Taxable Municipal Bond Trust

Date:	December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Taxable Municipal Bond Trust

Date:	December 20, 2016